Financial Instruments by Category	12 Months Ended
Dec. 31, 2022
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Financial Instruments by Category
6.	FINANCIAL INSTRUMENTS BY CATEGORY
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding item in the statements of financial position, as appropriate. Since the items “Other receivables” and “Accounts payable” contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.
Financial Assets

	2022
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	246	-	246	783	1,029
Trade receivables (2)	1,641	-	1,641	-	1,641
Investment in financial assets	446	74	520	-	520
Cash and cash equivalents	437	336	773	-	773

	2,770	410	3,180	783	3,963

	2021
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	221	-	221	601	822
Trade receivables (2)	1,545	-	1,545	-	1,545
Investment in financial assets	424	98	522	-	522
Cash and cash equivalents	317	294	611	-	611

	2,507	392	2,899	601	3,500

	2020
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	183	-		183	418	601
Trade receivables (2)	1,618	-		1,618	-	1,618
Investment in financial assets	226	118	(3)	344	-	344
Cash and cash equivalents	239	411		650	-	650

	2,266	529		2,795	418	3,213

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
(3)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).

Financial Liabilities

	2022
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	566	-	566	-	566
Loans	7,088	-	7,088	-	7,088
Other liabilities	31	-	31	-	31
Accounts payable	2,513	-	2,513	57	2,570

	10,198	-	10,198	57	10,255

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	542	-	542	-	542
Loans	7,379	-	7,379	-	7,379
Other liabilities	43	-	43	-	43
Accounts payable	1,904	-	1,904	68	1,972

	9,868	-	9,868	68	9,936

	2020
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	551	-	551	-	551
Loans	8,070	-	8,070	-	8,070
Other liabilities	143	-	143	-	143
Accounts payable	1,656	-	1,656	69	1,725

	10,420	-	10,420	69	10,489

Gains and losses on financial and non-financial instruments are allocated to the following categories:

	2022
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	319	-	319
Interest loss	(712)	-	(712)
Net financial accretion	(275)	-	(275)
Net exchange differences	541	-	541
Results on financial assets at fair value with changes in profit or loss	-	118	118
Result from derivative financial instruments	-	(9)	(9)
Results from transactions with financial assets	-	-	-
Result from financial instruments exchange	-	-	-
Result from debt exchange	-	-	-
Result from net monetary position	146	-	146

	19	109	128

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	164	-	164
Interest loss	(749)	-	(749)
Net financial accretion	(167)	-	(167)
Net exchange differences	248	-	248
Results on financial assets at fair value with changes in profit or loss	-	105	105
Result from derivative financial instruments	-	(10)	(10)
Results from transactions with financial assets	-	-	-
Result from financial instruments exchange	-	-	-
Result from debt exchange (2)	21	-	21
Result from net monetary position	117	-	117

	(366)	95	(271)

	2020
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	100	-	100
Interest loss	(915)	-	(915)
Net financial accretion	(152)	-	(152)
Net exchange differences	493	-	493
Results on financial assets at fair value with changes in profit or loss	-	42	42
Result from derivative financial instruments	-	(11)	(11)
Results from transactions with financial assets	-	143	143
Result from financial instruments exchange (1)	-	18	18
Result from debt exchange (2)	(29)	-	(29)
Result from net monetary position	90	-	90

	(413)	192	(221)

(1)	See “Public securities and public debt restructuring” section.
(2)	See Note 21.
Fair value measurements
IFRS 13 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments recognized at fair value (including loans whose fair value is disclosed in section “Fair value of financial assets and financial liabilities measured at amortized cost”) are assigned to one of the valuation hierarchy levels specified under IFRS 13. This valuation hierarchy comprises 3 levels.

(i)
Level 1: The valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Financial instruments assigned by the Group to this level comprise investments in listed mutual funds and public securities.

(ii)
Level 2: The fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. The Group has not valued financial instruments under this category.

(iii)
Level 3: The Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group has not valued financial instruments under this category.

The tables below show the Group’s financial assets measured at fair value as of December 31, 2022, 2021 and 2020 and their allocation to their fair value levels.

	2022
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	74	-	-	74

	74	-	-	74

Cash and cash equivalents:
- Mutual funds	336	-	-	336

	336	-	-	336

	410	-	-	410

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	98	-	-	98

	98	-	-	98

Cash and cash equivalents:
- Mutual funds	294	-	-	294

	294	-	-	294

	392	-	-	392

	2020
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1) (2)
- Public securities	118	-	-	118

	118	-	-	118

Cash and cash equivalents:
- Mutual funds	411	-	-	411

	411	-	-	411

	529	-	-	529

(1)	See Note 14.
(2)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).
The Group has no financial liabilities measured at fair value through profit or loss.
Public securities and public debt restructuring
On April 6, 2020, Decree No. 346/2020 was published in the BO, which deferred payments of interest services and capital of national public debt instrumented by dollar-denominated securities governed by Argentine law until December 31, 2020, or until such previous date established by the Ministry of Economy considering the degree of progress and execution of the public debt sustainability restoration process. This included the BONAR 2020. Among the exceptions established by such Decree are the “Natural Gas Program Bonds” issued through Joint Resolution No. 21/2019 of the Secretariat of Finance and Secretariat of Treasury, of which the Group is a creditor, which are valued at amortized cost (see Note 36).
Additionally, on April 22, 2020, the Argentine Government announced a proposal for restructuring public securities governed by foreign law under Decree No. 391/2020, which included BONAR 2021. On the same date, the Argentine Government failed to pay interest due on certain global bonds, among which were BONAR 2021. On May 6, 2020, the Group adhered to the restructuring proposal. Later, on July 6, 2020 and pursuant to Decree No. 582/2020, the Argentine Government filed an amendment to the terms and conditions established in Decree No. 391/2020.

On August 4, 2020, the Argentine Government reached an agreement with the representatives of the Ad Hoc Group of Argentine Bondholders, Argentina’s Creditors Committee and the Exchange Bondholder Group and other holders. On August 18, 2020, the Argentine Government issued Decree No. 676/2020, amending the terms and conditions of the proposal in order to reflect the improvements agreed with the creditors holding foreign law-goverened bonds.
On August 31, 2020, the Argentine Government informed the results of the restructuring of the Public Securities issued under foreign law, announcing it had obtained the required consents to exchange and/or modify 99.01% of the total outstanding principal amount of all the series of eligible bonds issued under the 2005 and 2016 indenture.
As a result of this deal, YPF exchanged its BONAR 2020 and BONAR 2021 for new Bonds 2029 and 2030, which are valued at fair value with changes in results, and recorded a gain of 18 (see Note 28).
Fair value estimates
During the year ended December 31, 2022, the macroeconomic scenario has changed, mainly driven by the increase in country risk and the consequent fall in the price of public securities, however these did not significantly affected the Group’s financial instruments measured at fair value.
The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2022, 2021 and 2020, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans, considering unadjusted listed prices (Level 1) for NO and interest rates offered to the Group (Level 3) for the other financial loans remaining, amounted to 5,812, 5,483 and 6,666 as of December 31, 2022, 2021 and 2020, respectively.
The fair value of other receivables, trade receivables, investment in financial assets, cash and cash equivalents, other liabilities and accounts payable at amortized cost, do not differ significantly from their book value.